Derivative Financial Instruments - Disclosure of Detailed Information about Foreign Exchange Contracts (Details) $ in Thousands	Dec. 31, 2023 USD ($)
BRL | Call options’ weighted average strike price
Derivative Financial Instruments [Line Items]
Weighted average strike price	5.13
BRL | Put options’ weighted average strike price
Derivative Financial Instruments [Line Items]
Weighted average strike price	5.86
BRL | Within 1 year
Derivative Financial Instruments [Line Items]
Notional amount	$ 173,500
BRL | 1-2 years
Derivative Financial Instruments [Line Items]
Notional amount	$ 12,000
MXN | Call options’ weighted average strike price
Derivative Financial Instruments [Line Items]
Weighted average strike price	18.76
MXN | Put options’ weighted average strike price
Derivative Financial Instruments [Line Items]
Weighted average strike price	20.43
MXN | Within 1 year
Derivative Financial Instruments [Line Items]
Notional amount	$ 89,000
MXN | 1-2 years
Derivative Financial Instruments [Line Items]
Notional amount	$ 7,000
CAD | Call options’ weighted average strike price
Derivative Financial Instruments [Line Items]
Weighted average strike price	1.30
CAD | Put options’ weighted average strike price
Derivative Financial Instruments [Line Items]
Weighted average strike price	1.38
CAD | Within 1 year
Derivative Financial Instruments [Line Items]
Notional amount	$ 17,204
CAD | 1-2 years
Derivative Financial Instruments [Line Items]
Notional amount	$ 0